COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Line Items]
Summary of future minimum payments of operating leases

Future minimum payments as of December 31, 2020, are approximately as follows (in thousands):

Year Ending December 31:
2021	$25,490
2022	28,837
2023	27,633
2024	28,207
2025	27,474
Thereafter	116,155
Total	$253,796

Summary of estimated purchase commitment

Minimum
Purchase
Commitment
Year Ending December 31:
2021	$101,200
2022	202,400
2023	202,400
Total	$506,000

Summary of future minimum payments of capital leases

Future minimum payments for the capital lease as of December 31, 2020, are approximately as follows (in thousands):

Year Ending December 31:
2021	$1,729
2022	1,547
2023	1,174
2024	9
Total capital lease obligations	4,459
Less amounts representing interest	(1,202)
Capital lease obligations, net of interest	$3,257